Earnings per share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income (loss) for the computation of basic EPS	$ 2,098,632	$ 3,136,091	$ (726,041)
Weighted average ordinary shares outstanding - basic (in shares)	189,830,813	224,216,801	240,486,849
Basic EPS (in USD per share)	$ 11.06	$ 13.99	$ (3.02)
Weighted average ordinary shares outstanding - diluted (in shares)	194,489,171	227,656,343	240,486,849
Diluted EPS (in USD per share)	$ 10.79	$ 13.78	$ (3.02)